UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY			10022
(Address of principal executive offices)			(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

Item 1.   Schedule of Investments

Schroder International Alpha Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $
	COMMON STOCK — 96.5%
	Australia — 2.8%
167,791	Amcor	1,150,250
28,748	Newcrest Mining	1,059,277
		2,209,527
	Belgium — 1.8%
25,030	Anheuser-Busch InBev	1,384,655

	Brazil — 5.7%
103,383	Amil Participacoes	997,920
44,275	Anhanguera Educacional Participacoes	938,941
49,463	Itau Unibanco Holding ADR	1,063,455
39,439	Petroleo Brasileiro ADR	1,448,594
		4,448,910
	Canada — 5.2%
10,534	First Quantum Minerals	1,218,901
13,642	Niko Resources	1,328,501
37,475	Suncor Energy	1,551,851
		4,099,253
	China — 2.5%
27,614	Ctrip.com International ADR (1)	1,136,592
81,500	Ping An Insurance Group of China Class H	807,516
		1,944,108
	Finland — 1.6%
23,621	Metso	1,260,313

	France — 11.9%
70,594	AXA	1,493,879
15,671	BNP Paribas	1,171,191
36,620	GDF Suez	1,452,379
7,128	LVMH Moet Hennessy Louis Vuitton	1,112,759
39,526	Safran	1,428,318
8,953	Schneider Electric	1,395,823
11,928	Vallourec	1,295,382
		9,349,731
	Germany — 7.2%
46,058	GEA Group	1,312,890
8,598	Linde	1,252,799
27,490	SAP	1,588,660
37,410	ThyssenKrupp	1,513,667
		5,668,016
	Hong Kong — 3.1%
78,000	Sun Hung Kai Properties	1,300,567
71,500	Swire Pacific Class A	1,124,323
		2,424,890
	Israel — 1.6%
29,045	Check Point Software Technologies (1)	1,293,955

	Japan — 13.7%
75,900	Bridgestone	1,457,694
49,800	Honda Motor	2,108,884
65,900	Mitsubishi Corp.	1,835,017
194,000	Sekisui Chemical	1,489,398
32,100	Sumitomo Mitsui Financial Group	1,092,167
38,800	Unicharm	1,494,126
119,000	Yaskawa Electric	1,286,291
		10,763,577
	Netherlands — 3.7%
158,870	ING Groep	1,810,140
36,477	Unilever	1,078,727
		2,888,867
	New Zealand — 1.5%
679,389	Telecom Corp. of New Zealand	1,194,125

	Norway — 3.0%
94,684	DnB NOR	1,302,788
43,639	StatoilHydro	1,058,895
		2,361,683
	Singapore — 1.9%
53,784	Jardine Strategic Holdings	1,511,330

	South Korea — 4.4%
6,575	Hyundai Motor	1,051,530
1,578	Samsung Electronics	1,383,085
22,567	Shinhan Financial Group (1)	1,000,066
		3,434,681
	Spain — 1.6%
104,887	Banco Bilbao Vizcaya Argentaria	1,287,381

	Switzerland — 3.9%
39,063	Nobel Biocare Holding	802,279
40,430	Novartis	2,250,393
		3,052,672
	Turkey — 1.2%
220,793	Turkiye Garanti Bankasi	983,383

Shares		Value $
	United Kingdom — 18.2%
93,602	BG Group	2,100,030
350,588	Kingfisher	1,414,816
1,156,345	Lloyds Banking Group	1,169,956
117,377	Prudential	1,270,668
28,147	Rio Tinto	1,929,204
153,592	Rolls-Royce Group	1,569,248
210,525	Tesco	1,357,649
636,484	Vodafone Group	1,787,292
78,659	Xstrata	1,744,619
		14,343,482
	TOTAL COMMON STOCK (Cost $63,955,713)	75,904,539

	EQUITY-LINKED WARRANT (1) (2) (3) — 1.0%
	India — 1.0%
50,594	Shriram Transport Finance, Expires 01/18/13
	(Cost $203,902)	752,788

	SHORT-TERM INVESTMENT (4) — 1.9%
1,500,988	JPMorgan Prime Money Market Fund, 0.060%
	(Cost $1,500,988)	1,500,988
	TOTAL INVESTMENTS — 99.4% (Cost $65,660,603) *	78,158,315
	OTHER ASSETS LESS LIABILITIES — 0.6%	468,710
	NET ASSETS — 100%	$78,627,025

(1)          Denotes non-income producing security.

(2)          Securities are not readily marketable.

(3)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2011, the value of these securities amounted to $752,788 representing 1.0% of the net assets of the Fund.

(4)          The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

* At January 31, 2011, the tax basis cost of the Fund’s investments was $65,660,603, and the unrealized appreciation and depreciation were $12,907,729 and $(410,017), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $
	COMMON STOCK —87.5%
	Auto & Transportation — 1.7%
19,900	Atlas Air Worldwide Holdings (1)	1,011,119
8,800	BorgWarner (1)	593,120
33,100	Kansas City Southern (1)	1,654,338
		3,258,577
	Consumer Discretionary — 16.9%
117,000	Ambassadors Group	1,291,680
20,700	American Greetings	449,811
57,800	Arbitron	2,409,682
25,200	Bally Technologies (1)	1,031,436
10,700	Capella Education (1)	612,575
26,900	Children’s Place (1)	1,126,841
98,600	Clear Channel Outdoor Holdings Class A (1)	1,369,554
43,300	Collective Brands (1)	881,588
34,500	Harman International Industries (1)	1,494,540
60,900	Healthcare Services Group	964,656
11,100	Home Inns & Hotels Management ADR (1) (2)	374,403
64,700	IESI-BFC (3)	1,536,625
28,100	Jarden	952,590
33,400	Jo-Ann Stores (1)	2,015,022
14,200	Lamar Advertising Class A (1)	523,128
33,700	Lithia Motors	454,950
54,200	LKQ (1)	1,309,472
11,100	Matthews International	393,384
64,700	Men’s Wearhouse	1,695,787
59,100	Monster Worldwide (1)	984,015
87,200	Pinnacle Entertainment (1)	1,314,976
55,100	Rent-A-Center	1,638,674
134,400	Scientific Games Class A (1)	1,387,008
75,734	Standard Parking (1)	1,362,455
34,500	Volcom	572,700
97,500	Waste Connections	2,824,575
101,700	Wendy’s	491,211
		31,463,338
	Consumer Staples — 2.7%
10,200	Diamond Foods	507,654
48,400	Nash Finch	1,823,228
64,000	Sanderson Farms	2,631,040
		4,961,922
	Financial Services — 13.4%
32,000	Altisource Portfolio Solutions (1)	927,360
12,500	Bank of Hawaii	585,875
75,100	Brookline Bancorp	813,333
32,800	Brown & Brown	812,128
12,400	Cash America International	498,852
127,620	CVB Financial	1,056,694
27,700	Employers Holdings	465,083
31,100	Genpact (1)	470,543
13,400	Gleacher (1)	28,475
13,900	Greenhill	964,938
21,608	Health Care REIT	1,060,521
51,000	Hilltop Holdings (1)	500,310
29,600	Home Properties	1,648,128
87,600	Investors REIT	783,144
80,100	Knight Capital Group (1)	1,110,186
42,900	Lazard LP Class A	1,789,788
23,300	MB Financial	458,078
176,300	Ocwen Financial (1)	1,780,630
66,600	Old National Bancorp	714,618
51,100	Pebblebrook Hotel Trust REIT	1,050,616
19,700	Primerica (1)	476,740
76,900	Redwood Trust REIT	1,151,193
35,700	Reinsurance Group of America	2,054,892
4,300	RLI	231,641
20,766	Sabra Healthcare REIT	386,455
31,900	Simmons First National	886,501
9,700	StanCorp Financial Group	432,717
46,400	Texas Capital Bancshares (1)	1,131,696
24,500	Westamerica Bancorporation	1,225,000
		25,496,135
	Health Care — 12.1%
45,500	Alimera Sciences (1)	454,545
11,600	Amedisys (1)	395,444
34,100	AMERIGROUP (1)	1,785,817
31,800	Brookdale Senior Living (1)	694,830
58,400	Centene (1)	1,618,848
26,100	Cepheid (1)	620,136
39,200	Cooper	2,247,728
32,500	Emergency Medical Services (1)	2,193,750
26,400	Haemonetics (1)	1,566,576
5,900	HMS Holdings (1)	379,606
22,200	IPC The Hospitalist (1)	824,286
250,000	Lexicon Pharmaceuticals (1)	422,500
56,600	Masimo	1,696,585
20,300	NuVasive (1)	567,283
19,300	Onyx Pharmaceuticals (1)	681,000
37,900	RehabCare Group (1)	930,824
55,100	Seattle Genetics (1)	903,089
72,700	Team Health Holdings (1)	1,123,942
8,600	Techne	592,970
55,400	VCA Antech (1)	1,269,768
11,000	Volcano (1)	288,860
38,700	West Pharmaceutical Services	1,547,613
		22,806,000
	Materials & Processing — 7.3%
44,100	AMCOL International	1,319,472
29,300	Apogee Enterprises	374,747

Shares		Value $
44,400	Cabot	1,920,300
48,400	Graham Packaging (1)	843,612
27,800	Innophos Holdings	922,126
67,300	Jaguar Mining (1)	401,108
12,600	Kaiser Aluminum	601,146
94,400	KapStone Paper and Packaging (1)	1,607,632
26,500	Metals USA Holdings (1)	402,800
37,200	Olin	724,284
56,300	Sonoco Products	2,001,465
73,100	Stillwater Mining (1)	1,584,808
151,700	Taseko Mines (1)	857,885
		13,561,385
	Other Energy — 5.7%
25,200	Approach Resources (1)	672,084
166,000	Helix Energy Solutions Group (1)	2,058,400
62,100	Penn Virginia	1,079,298
291,600	Ram Power (1) (3)	570,851
49,400	SM Energy	3,070,704
37,500	STR Holdings (1)	685,500
67,700	Superior Energy Services (1)	2,377,624
		10,514,461
	Producer Durables — 9.6%
10,100	Allegiant Travel	470,054
27,600	Applied Industrial Technologies	873,816
54,500	Arkansas Best	1,392,475
20,400	Columbus McKinnon (1)	344,148
43,900	Compass Diversified Holdings	758,153
57,300	EnPro Industries (1)	2,378,523
14,700	ESCO Technologies	533,316
27,000	FEI (1)	735,750
14,800	Forrester Research	527,472
44,100	FTI Consulting (1)	1,608,327
83,500	GrafTech International (1)	1,753,500
76,300	Great Lakes Dredge & Dock	634,053
79,000	Hawaiian Holdings (1)	583,810
36,150	IDEX	1,433,709
9,100	Kelly Services (1)	179,042
18,000	Michael Baker (1)	546,480
2,700	National Instruments	114,237
62,500	Navigant Consulting (1)	636,875
25,300	Rofin-Sinar Technologies (1)	989,230
29,163	Stantec (1) (3)	831,897
19,000	Towers Watson	1,036,070
		18,360,937
	Technology — 14.1%
28,400	AboveNet	1,691,504
43,400	Aeroflex Holding (1)	680,946
57,100	Ariba (1)	1,603,939
141,000	Atmel (1)	1,909,140
62,500	comScore (1)	1,497,500
71,100	Digital River (1)	2,256,714
40,900	Gartner (1)	1,448,678
19,900	Informatica (1)	923,360
181,000	Integrated Device Technology (1)	1,154,780
30,300	JDA Software Group (1)	914,454
64,500	Kenexa (1)	1,337,730
55,300	Methode Electronics	653,646
129,900	Mitel Networks (1)	765,111
76,500	Netscout Systems (1)	1,753,380
104,760	Parametric Technology (1)	2,328,815
27,150	Progress Software (1)	777,576
27,200	QLogic (1)	484,432
21,500	Scansource (1)	778,515
54,100	Smart Technologies (1)	509,622
45,800	Standard Microsystems (1)	1,101,490
19,000	Tekelec (1)	218,025
26,347	TNS (1)	465,815
60,400	Websense (1)	1,157,264
		26,412,436
	Utilities — 4.0%
53,900	Cleco	1,684,914
45,100	NorthWestern	1,273,624
122,000	Pike Electric (1)	1,008,940
51,800	Unisource Energy	1,854,958
62,900	Westar Energy	1,603,950
		7,426,386
	TOTAL COMMON STOCK (Cost $128,999,146)	164,261,577

	INVESTMENT COMPANY — 0.5%
12,900	iShares Russell 2000 Index Fund
	(Cost $908,242)	1,005,555

	SHORT-TERM INVESTMENT (4) — 10.9%
20,422,855	JPMorgan Prime Money Market Fund, 0.060%
	(Cost $20,422,855)	20,422,855

	TOTAL INVESTMENTS — 98.9% (Cost $150,330,243) *	185,689,987
	OTHER ASSETS LESS LIABILITIES — 1.1%	1,982,889
	NET ASSETS — 100%	$187,672,876

(1)   Denotes non-income producing security.

(2)   China-domiciled company.

(3)   Canada-domiciled company.

(4)   The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

* At January 31, 2011, the tax basis cost of the Fund’s investments was $150,330,243, and the unrealized appreciation and depreciation were $40,266,406 and $(4,906,662), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2011 (unaudited)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder International Alpha Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,209,527	$—	$—	$2,209,527
Belgium	1,384,655	—	—	1,384,655
Brazil	4,448,910	—	—	4,448,910
Canada	4,099,253	—	—	4,099,253
China	1,944,108	—	—	1,944,108
Finland	1,260,313	—	—	1,260,313
France	9,349,731	—	—	9,349,731
Germany	5,668,016	—	—	5,668,016
Hong Kong	2,424,890	—	—	2,424,890
Israel	1,293,955	—	—	1,293,955
Japan	10,763,577	—	—	10,763,577
Netherlands	2,888,867	—	—	2,888,867
New Zealand	1,194,125	—	—	1,194,125
Norway	2,361,683	—	—	2,361,683
Singapore	1,511,330	—	—	1,511,330
South Korea	3,434,681	—	—	3,434,681
Spain	1,287,381	—	—	1,287,381
Switzerland	3,052,672	—	—	3,052,672
Turkey	983,383	—	—	983,383
United Kingdom	14,343,482	—	—	14,343,482
	75,904,539	—	—	75,904,539
Equity Linked Warrant India	—	752,788	—	752,788

Short-Term Investment	1,500,988	—	—	1,500,988

Total Investments in Securities	$77,405,527	$752,788	$—	$78,158,315

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2011 (unaudited)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Auto & Transportation	$3,258,577	$—	$—	$3,258,577
Consumer Discretionary	31,463,338	—	—	31,463,338
Consumer Staples	4,961,922	—	—	4,961,922
Financial Services	25,496,135	—	—	25,496,135
Health Care	22,806,000	—	—	22,806,000
Materials & Processing	13,561,385	—	—	13,561,385
Other Energy	10,514,461	—	—	10,514,461
Producer Durables	18,360,937	—	—	18,360,937
Technology	26,412,436	—	—	26,412,436
Utilities	7,426,386	—	—	7,426,386
	164,261,577	—	—	164,261,577

Investment Company	1,005,555	—	—	1,005,555

Short-Term Investment	20,422,855	—	—	20,422,855

Total Investments in Securities	$185,689,987	$—	$—	$185,689,987

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2010 through January 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 31, 2011

*     Print the name and title of each signing officer under his or her signature.